Expense Example - Teucrium Agricultural Strategy No K-1 ETF - Teucrium Agricultural Strategy No K-1 ETF Class	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	756
Expense Example, with Redemption, 10 Years	$ 1,728